Equity - Issued Capital (Details) - Schedule of equity issued capital	Dec. 31, 2022 AUD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 AUD ($) shares	Dec. 31, 2020 AUD ($) shares
Schedule Of Equity Issued Capital Abstract
Ordinary shares - fully paid	1,331,279,665	1,331,279,665	321,936,715	257,936,715
Ordinary shares - fully paid	$ 41,636,762	$ 28,285,844	$ 26,504,136	$ 22,884,795